Staff Costs - Additional Information (Details) £ in Millions	12 Months Ended
	Dec. 31, 2021 GBP (£) Director	Dec. 31, 2020 GBP (£) Director	Dec. 31, 2019 GBP (£) Director
Classes Of Employee Benefits Expense [Abstract]
Number of directors, exercised share options | Director	3	0	1
Gain on exercise of option | £	£ 0.7	£ 0.0	£ 1.4